NET LOSS PER COMMON SHARE (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
	For the Three Months ended September 30, 2012	For the Three Months ended September 30, 2011	For the Nine Months ended September 30, 2012	For the Nine Months ended September 30, 2011
Numerator:
Loss from continuing operations	$(5,078,909)	$(14,574,730)	$(45,542,658)	$(17,260,264)
Loss from discontinued operations, net of tax	$—	$(1,874,969)	$(50,298)	$(2,995,376)

Denominator:
Denominator for basic and diluted loss per share
(weighted-average shares)	256,619,449	113,594,049	206,120,456	49,198,517

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.02)	$(0.13)	$(0.22)	$(0.35)
Loss from discontinued operations	$(0.00)	$(0.02)	$(0.00)	$(0.06)

Schedule of Antidilutive Securities
	September 30, 2012	September 30, 2011
Common stock equivalents:
Stock options	35,298,000	4,398,000
Stock warrants	12,222,188	41,566,999
Convertible preferred stock	—	15,318,792
Convertible promissory notes embedded conversion feature	—	20,181,208
Total	47,520,188	81,464,999